TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER PAYABLES
Trade creditors	R 2,200.0	R 1,728.1	R 1,121.3
Accruals and other creditors	2,952.7	2,380.6	1,971.4
Other	85.7	167.7	109.4
Financial liabilities	5,238.4	4,276.4	3,202.1
Payroll creditors	1,465.3	1,253.5	867.7
Leave pay accrual	1,152.6	1,160.5	1,110.7
Total trade and other payables	R 7,856.3	R 6,690.4	R 5,180.5